Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Apr. 01, 2023
Goodwill [Roll Forward]
Goodwill, at beginning of period	¥ 1,086,510	¥ 889,524
Accumulated impairment losses, at beginning of period	(592,752)	(592,752)
Goodwill, net at beginning of period	493,758	296,772
Goodwill acquired during the six months	151,774	67,227
Foreign currency translation adjustments and other	30,849	23,104
Goodwill, at end of period	1,269,133	979,855
Accumulated impairment losses, at end of period	(592,752)	(592,752)
Goodwill, net at end of period	¥ 676,381	¥ 387,103
Goodwill, fully impaired before April 1, 2023			¥ 1,900,019